Statement of Changes in Net Asset Available for Benefit (Statement) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 60,400
Rollovers	15,100
Employer	43,500
Total contributions	119,000
Investment income:
Net appreciation in the fair value of investments	150,600
Interest and dividend income	4,500
Total investment income	155,100
Interest income on notes receivable from participants	1,000
Total additions	275,100
DEDUCTIONS
Benefit payments	(137,600)
Administrative expenses	(1,000)
Total deductions	(138,600)
NET INCREASE PRIOR TO PLAN TRANSFERS	136,500
Beginning of year	1,180,700
End of year	$ 1,317,200